GENERAL (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Nature Of Operations [Line Items]
Net loss	$ 2,316	$ 12,818
Negative operating cash outflows	1,982	$ 8,644
Accumulated deficit	58,767		$ 56,451
Working capital deficit	1,453
Cash on hands	3,494
Proceeds from issuance of warrants	$ 1,340